Shareholder' equity - Schedule of changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	468,450
Aggregate purchase price	€ 3,654		€ 3,390
CEO 2022-2024 LTIP
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	588,000
CEO IPO Performance Share Units Plan
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	240,000
Zegna directors
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	450,000
Share Capital
Disclosure of reserves within equity [line items]
At beginning of period	€ 5,939	€ 5,939
Ordinary shares issued to warrant holders	115
Special Voting Shares A issued	3,100
At end of period	9,154	5,939	5,939
Share premium
Disclosure of reserves within equity [line items]
At beginning of period	721,187	721,187
Ordinary shares issued to warrant holders	64,500
Special Voting Shares A issued	(3,100)
At end of period	€ 782,587	€ 721,187	€ 721,187
Outstanding ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	242,802,746	242,343,659
Ordinary shares issued to warrant holders (in shares)	5,761,067	1
Ordinary shares assigned under share-based payments (in shares)	1,746,450	459,086
Number of shares issued, end of period (in shares)	250,310,263	242,802,746	242,343,659
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	54,140,913	54,600,000
Ordinary shares issued to warrant holders (in shares)		(1)
Ordinary shares assigned under share-based payments (in shares)	(1,746,450)	(459,086)
Number of shares issued, end of period (in shares)	52,394,463	54,140,913	54,600,000
Total ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	296,943,659	296,943,659
Ordinary shares issued to warrant holders (in shares)	5,761,067
Number of shares issued, end of period (in shares)	302,704,726	296,943,659	296,943,659
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	0	0
Special voting shares A issued (in shares)	154,981,350
Number of shares issued, end of period (in shares)	154,981,350	0	0